Note 6 - Derivative Liabilities (Details Textual) - $ / shares	Feb. 12, 2016	Apr. 15, 2016	Dec. 31, 2015
Private Placement [Member] | Series B Preferred Stock [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Issued During Period	127,346
Private Placement [Member] | Series B Preferred Stock [Member] | Strategic Bio Partners [Member]
Class of Warrant or Right, Issued During Period	295,945
Private Placement [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.25
Class of Warrant or Right, Expiration Period	5 years
Private Placement [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.25
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1